INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 18      -        INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as Percentage of Total Revenue

	Year ended December 31,
	2016	2015	2014
USA	49%	44%	45%
Japan	36	41	40
Asia *	12	11	11
Europe	3	4	4
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarter location of the customer issuing the purchase order, actual delivery may be shipped to other geographic area per customer request.

B.	Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.
	As of December 31,
	2016	2015
Israel	$215,511	$176,764
United States	203,501	90,748
Japan	197,674	192,021
Total	$616,686	$459,533

C.	Major Customers - as Percentage of Net Accounts Receivable Balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2016 and 2015, consist of the following customers:

	As of December 31,
	2016	2015
Customer 1	23%	29%
Customer 2	15%	17%

D.	Major Customers - as Percentage of Total Revenue

	Year ended December 31,
	2016	2015	2014
Customer A	35%	40%	38%
Customer B	12	13	9
Other customers *	14	6	14

*
Represents sales to two different customers accounted for 5% and 9% of sales during 2016, to one customer accounted for 6% of sales during 2015 and to two different customers accounted for 7% each during 2014.